22. Leases (Tables)	12 Months Ended
Dec. 31, 2020
Leases [Abstract]
Maturities of operating lease liabilities

Maturities of operating lease liabilities as of December 31, 2020 were as follows:

Maturity of Lease Liabilities	Operating Leases
2021	$1,028
2022	673
2023	493
2024	437
2025	444
Thereafter	9,858
Total lease payments	12,933
Less: interest	(6,394)
Present value of lease payments	$6,539
Operating lease liabilities, current	$605
Operating lease liabilities, noncurrent	$5,934

Supplemental information related to operating leases

Supplemental information related to operating leases was as follows:

	For the years ended December 31,
	2020	2019
Cash paid for amounts included in the measurement of lease liabilities	$949	$497
New operating lease assets obtained in exchange for operating lease liabilities	$8,198	$2,419